State Street Short Duration IG Public & Private Credit ETF Investment Objectives and Goals - State Street Short Duration IG Public & Private Credit ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street® Short Duration IG Public & Private Credit ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street Short Duration IG Public & Private Credit ETF (the “Fund”) seeks to maximize risk-adjusted return and provide current income.